FINANCIAL RISK MANAGEMENT - Schedule of changes in net financial derivatives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Losses in cash flow hedge operations (other comprehensive income)	R$ 746,648	R$ (790,479)	R$ (210,150)
Balance at end of period	52,319
Derivatives [member]
FINANCIAL RISK MANAGEMENT
Balance at beginning of period	(796,877)	516,637
Losses from swap and forward derivative contracts for the year (unrealized)	(1,791,905)	(992,813)
Payment of funds due to settlements of derivative instruments - financing activity	310,870
Losses in cash flow hedge operations (other comprehensive income)	746,648	(790,479)
Payment of funds due to settlement of derivative transactions - operational activity	1,487,092	594,225
Receipt of funds due to settlements of derivative instruments - financing activity		(118,707)
Other movements	(7,054)	(5,740)
Balance at end of period	R$ (51,226)	R$ (796,877)	R$ 516,637